Income Taxes - Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense
Federal	$ 0	$ 0
State	3,600	6,741
Foreign	0	0
Provision for income taxes	$ 3,600	$ 6,741